Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Computer equipment $	Office furniture and equipment $	R&D equipment and tools $	Stands and moulds $	Leasehold improvements $	Vehicles $	Total $
Cost
October 1, 2023	5,015,523	1,073,834	1,206,115	898,697	1,125,039	192,205	9,511,413
Additions	236,352	5,005	166,485	—	—	96,478	504,320
Disposals	—	(12,100)	—	—	—	—	(12,100)
Write-offs	(19,935)	(295,287)	(87,418)	(726,723)	—	—	(1,129,363)
September 30, 2024	5,231,940	771,452	1,285,182	171,974	1,125,039	288,683	8,874,270

Accumulated depreciation
October 1, 2023	4,292,037	960,597	994,114	629,731	416,400	147,077	7,439,956
Depreciation(1)	640,962	25,892	97,808	265,897	134,871	35,132	1,200,562
Write-offs	(19,935)	(268,776)	(87,418)	(726,723)	—	—	(1,102,852)
September 30, 2024	4,913,064	717,713	1,004,504	168,905	551,271	182,209	7,537,666
Net book value
September 30, 2024	318,876	53,739	280,678	3,069	573,768	106,474	1,336,604

(1)      Depreciation of $340,545 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.

	Computer equipment $	Office furniture and equipment $	R&D equipment and tools $	Stands and moulds $	Leasehold improvements $	Vehicles $	Total $
Cost
October 1, 2022	4,867,724	1,108,834	1,166,561	898,697	1,133,617	192,205	9,367,638
Additions	147,799	—	49,554	—	(8,578)	—	188,775
Disposals	—	(35,000)	(10,000)	—	—	—	(45,000)
September 30, 2023	5,015,523	1,073,834	1,206,115	898,697	1,125,039	192,205	9,511,413

Accumulated depreciation
October 1, 2022	3,376,015	856,301	657,734	497,133	259,710	97,736	5,744,629
Depreciation(1)	916,022	104,296	336,380	132,598	156,690	49,341	1,695,327
September 30, 2023	4,292,037	960,597	994,114	629,731	416,400	147,077	7,439,956
Net book value
September 30, 2023	723,486	113,237	212,001	268,966	708,639	45,128	2,071,457

(1)      Depreciation of $420,730 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.

Schedule of Depreciation is Included in the Consolidated Statement of Loss

Depreciation is included in the consolidated statement of loss as follows:

	Years ended September 30,
	2024 $	2023 $	2022 $
Cost of sales(1)	270,806	214,828	157,819
Marketing and product management	7	1,686	624
General and administrative expenses	415,083	794,273	1,108,835
Research and development costs	97,185	263,810	181,589
	783,081	1,274,597	1,448,867

(1)      Depreciation recognized as an expense in cost of sales is included in Net income (loss) and comprehensive income (loss) from discontinued operations